Expense Example	Jan. 28, 2026 USD ($)
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 678
Expense Example, with Redemption, 3 Years	896
Expense Example, with Redemption, 5 Years	1,131
Expense Example, with Redemption, 10 Years	1,806
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,944
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	703
Expense Example, with Redemption, 3 Years	972
Expense Example, with Redemption, 5 Years	1,262
Expense Example, with Redemption, 10 Years	2,084
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	197
Expense Example, with Redemption, 3 Years	611
Expense Example, with Redemption, 5 Years	1,051
Expense Example, with Redemption, 10 Years	2,274
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,635
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,325
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	1,165
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	691
Expense Example, with Redemption, 3 Years	937
Expense Example, with Redemption, 5 Years	1,202
Expense Example, with Redemption, 10 Years	1,957
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	176
Expense Example, with Redemption, 3 Years	568
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	2,150
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	1,516
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	526
Expense Example, with Redemption, 10 Years	1,187
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	459
Expense Example, with Redemption, 10 Years	1,037
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	703
Expense Example, with Redemption, 3 Years	972
Expense Example, with Redemption, 5 Years	1,262
Expense Example, with Redemption, 10 Years	2,084
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	188
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,039
Expense Example, with Redemption, 10 Years	2,257
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	743
Expense Example, with Redemption, 10 Years	1,640
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	565
Expense Example, with Redemption, 10 Years	1,256
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	1,129
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	702
Expense Example, with Redemption, 3 Years	971
Expense Example, with Redemption, 5 Years	1,261
Expense Example, with Redemption, 10 Years	2,084
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	185
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	998
Expense Example, with Redemption, 10 Years	2,167
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,596
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	568
Expense Example, with Redemption, 10 Years	1,272
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	1,080
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	748
Expense Example, with Redemption, 3 Years	1,171
Expense Example, with Redemption, 5 Years	1,618
Expense Example, with Redemption, 10 Years	2,854
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	234
Expense Example, with Redemption, 3 Years	783
Expense Example, with Redemption, 5 Years	1,359
Expense Example, with Redemption, 10 Years	2,922
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	179
Expense Example, with Redemption, 3 Years	617
Expense Example, with Redemption, 5 Years	1,081
Expense Example, with Redemption, 10 Years	2,366
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	890
Expense Example, with Redemption, 10 Years	1,979
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	473
Expense Example, with Redemption, 5 Years	842
Expense Example, with Redemption, 10 Years	1,881
FullerThaler Behavioral Mid-Cap Equity Fund | FullerThaler Behavioral Mid-Cap Equity Fund A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	697
Expense Example, with Redemption, 3 Years	991
Expense Example, with Redemption, 5 Years	1,305
Expense Example, with Redemption, 10 Years	2,196
FullerThaler Behavioral Mid-Cap Equity Fund | FullerThaler Behavioral Mid-Cap Equity Fund C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	185
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,040
Expense Example, with Redemption, 10 Years	2,264
FullerThaler Behavioral Mid-Cap Equity Fund | FullerThaler Behavioral Mid-Cap Equity Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	545
Expense Example, with Redemption, 10 Years	1,231
FullerThaler Behavioral Mid-Cap Equity Fund | FullerThaler Behavioral Mid-Cap Equity Fund R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	$ 1,146